FINANCIAL RISK MANAGEMENT - Mark-to-market Movements Recognized in Other Gains (Losses) - Net (Details) - Commodity price risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on commodity derivatives - net	€ (62)	€ (6)	€ 112
Unrealized gains / (losses) on commodity derivatives - net	€ 9	€ (53)	€ 24